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[INVESCO AIM LOGO APPEARS HERE]
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11 Greenway Plaza, Suite 100
Houston, TX 77046-1173
713-626-1919

Invesco Aim Advisors, Inc.

December 19, 2008


VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:  AIM Core Allocation Portfolio Series
     CIK No. 0001335263

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), the undersigned certifies on behalf of AIM Core Allocation Portfolio Series (the "Fund") that the Prospectus and the Statement of Additional Information relating to Series C and Series M, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 5 to the Fund's Registration Statement on Form N-1A. Such Post-Effective Amendment No. 5 is the most recent Amendment to the Fund's Registration Statement which was filed electronically with the Securities and Exchange Commission on December 17, 2008.

Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (713) 214-1968.

Sincerely,

/s/ Stephen R. Rimes

Stephen R. Rimes
Counsel